Tax (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Tax
Net investment	98.00%
net realized capital	98.20%
Operating loss carry forwards	$ 3,588,375
Capital loss carryforwards	1,916,375	$ 0
Short-term capital loss carryforwards	0
Long term capital loss carryforwards	$ 1,916,375